SHORT-TERM BANK BORROWING (Tables)	12 Months Ended
Dec. 31, 2023
SHORT-TERM BANK BORROWING
Schedule of bank borrowing

	As of December 31,
	2023	2022
East West Bank	$—	$2,000
	$—	$2,000